Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management
Schedule of maximum exposure to credit risk

	Carrying amount as at
	December 31,
(in thousands of Russian Roubles)	2020	2019
Trade receivables	61,028	52,462
Cash and cash equivalents	3,367,610	2,089,215
Loans issued	19,719	—
Total	3,448,357	2,141,677

Schedule of exposure to foreign currency risk

	December 31, 2020
	USD-	EUR-	RUB-
(in thousands of Russian Roubles)	denominated	denominated	denominated
Cash and cash equivalents	173,016	930	14,391
Trade and other payables	(32,371)	(8,063)	—
Trade and other receivables	6,481	794	—
Net exposure	147,126	(6,339)	14,391

	December 31, 2019
	USD-	EUR-	BYN-	RUB-
(in thousands of Russian Roubles)	denominated	denominated	denominated	denominated
Cash and cash equivalents	627,824	10	4	9,772
Trade and other payables	(6,781)	(3,154)	(253)	(102)
Net exposure	621,043	(3,144)	(249)	9,670

Schedule of contractual maturities of non-derivative financial liabilities

At December 31, 2020

		Contractual cash flows
	Carrying		Less than
(in thousands of Russian Roubles)	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	4,302,297	5,315,182	752,223	717,226	3,845,733
Non-convertible bonds	3,972,640	4,771,840	257,280	257,280	4,257,280
Other loan	1,488	1,540	1,540	—	—
Lease liabilities	241,997	274,447	94,775	93,050	86,622
Trade and other payables	954,492	962,358	775,885	67,762	118,711
Total	9,472,914	11,325,367	1,881,703	1,135,318	8,308,346

At December 31, 2019

		Contractual cash flows
	Carrying		Less than
(in thousands of Russian Roubles)	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	5,129,055	5,800,010	1,472,827	3,136,545	1,190,638
Lease liabilities	290,618	345,663	83,654	89,377	172,632
Trade and other payables	360,136	360,136	355,897	—	4,239
Total:	5,779,809	6,505,809	1,912,378	3,225,922	1,367,509